Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
Prospectus Date	rr_ProspectusDate	Jun. 18, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

The Prudential Investment Portfolios, Inc.	Prudential Investment Portfolios, Inc. 17
PGIM Balanced Fund	PGIM Short Duration Multi-Sector Bond Fund
PGIM Jennison Equity Opportunity Fund	PGIM Total Return Bond Fund
PGIM Jennison Growth Fund	Prudential Investment Portfolios 18
Prudential Investment Portfolios 3	PGIM Jennison 20/20 Focus Fund
PGIM Global Dynamic Bond Fund	PGIM Jennison MLP Fund
PGIM Jennison Focused Growth Fund	Prudential Global Total Return Fund, Inc.
PGIM QMA Global Tactical Allocation Fund	PGIM Global Total Return Fund
PGIM QMA Large-Cap Value Fund	PGIM Global Total Return (USD Hedged) Fund
PGIM Real Assets Fund	Prudential Government Money Market Fund, Inc.
PGIM Strategic Bond Fund	PGIM Government Money Market Fund
Prudential Investment Portfolios 4	Prudential Jennison Blend Fund, Inc.
PGIM Muni High Income Fund	PGIM Jennison Blend Fund
Prudential Investment Portfolios 5	Prudential Jennison Mid-Cap Growth Fund, Inc.
PGIM Jennison Diversified Growth Fund	PGIM Jennison Mid-Cap Growth Fund
PGIM Jennison Rising Dividend Fund	Prudential Jennison Natural Resources Fund, Inc.
Prudential Investment Portfolios 6	PGIM Jennison Natural Resources Fund
PGIM California Muni Income Fund	Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 7	PGIM Jennison Small Company Fund
PGIM Jennison Value Fund	Prudential National Muni Fund, Inc.
Prudential Investment Portfolios 8	PGIM National Muni Fund
PGIM QMA Stock Index Fund	Prudential Sector Funds, Inc.
Prudential Investment Portfolios 9	PGIM Jennison Financial Services Fund
PGIM Absolute Return Bond Fund	PGIM Jennison Health Sciences Fund
PGIM International Bond Fund	PGIM Jennison Utility Fund
PGIM QMA Large-Cap Core Equity Fund	Prudential Short-Term Corporate Bond Fund,
PGIM Real Estate Income Fund	Inc.
PGIM Select Real Estate Fund	PGIM Short-Term Corporate Bond Fund
Prudential Investment Portfolios, Inc. 10	Prudential World Fund, Inc.
PGIM Jennison Equity Income Fund	PGIM Emerging Markets Debt Hard Currency
PGIM QMA Mid-Cap Value Fund	Fund
Prudential Investment Portfolios 12	PGIM Emerging Markets Debt Local Currency
PGIM Global Real Estate Fund	Fund
PGIM Jennison Technology Fund	PGIM Jennison Emerging Markets Equity
PGIM QMA Large-Cap Core Equity PLUS Fund	Opportunities Fund
PGIM QMA Long-Short Equity Fund	PGIM Jennison Global Infrastructure Fund
PGIM Short Duration Muni High Income Fund	PGIM Jennison Global Opportunities Fund
PGIM US Real Estate Fund	PGIM Jennison International Opportunities Fund
Prudential Investment Portfolios, Inc. 14	PGIM QMA International Equity Fund
PGIM Floating Rate Income Fund	The Target Portfolio Trust
PGIM Government Income Fund	PGIM Core Bond Fund
Prudential Investment Portfolios, Inc. 15	PGIM Corporate Bond Fund
PGIM High Yield Fund	PGIM QMA Small-Cap Value Fund
PGIM Short Duration High Yield Income Fund
Prudential Investment Portfolios 16
PGIM Income Builder Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. | PGIM BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

The Prudential Investment Portfolios, Inc.
PGIM Balanced Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. | PGIM JENNISON EQUITY OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

The Prudential Investment Portfolios, Inc.
PGIM Jennison Equity Opportunity Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. | PGIM JENNISON GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

The Prudential Investment Portfolios, Inc.
PGIM Jennison Growth Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3 | PGIM Global Dynamic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 3
PGIM Global Dynamic Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3 | PGIM JENNISON FOCUSED GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 3
PGIM Jennison Focused Growth Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3 | PGIM QMA Global Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 3
PGIM QMA Global Tactical Allocation Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3 | PGIM QMA LARGE-CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 3
PGIM QMA Large-Cap Value Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3 | PGIM Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 3
PGIM Real Assets Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3 | PGIM Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 3
PGIM Strategic Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 4 | PGIM Muni High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 4
PGIM Muni High Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 5 | PGIM JENNISON DIVERSIFIED GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 5
PGIM Jennison Diversified Growth Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 5 | PGIM JENNISON RISING DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 5
PGIM Jennison Rising Dividend Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 6 | PGIM CALIFORNIA MUNI INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 6
PGIM California Muni Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 7 | PGIM JENNISON VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 7
PGIM Jennison Value Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 8 | PGIM QMA STOCK INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 8
PGIM QMA Stock Index Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9 | PGIM Absolute Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 9
PGIM Absolute Return Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9 | PGIM International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 9
PGIM International Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9 | PGIM QMA LARGE-CAP CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 9
PGIM QMA Large-Cap Core Equity Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9 | PGIM Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 9
PGIM Real Estate Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9 | PGIM Select Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 9
PGIM Select Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10 | PGIM JENNISON EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios, Inc. 10
PGIM Jennison Equity Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10 | PGIM QMA MID-CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios, Inc. 10
PGIM QMA Mid-Cap Value Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12 | PGIM GLOBAL REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 12
PGIM Global Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12 | PGIM Jennison Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 12
PGIM Jennison Technology Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12 | PGIM QMA Large-Cap Core Equity Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 12
PGIM QMA Large-Cap Core Equity PLUS Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12 | PGIM QMA Long-Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 12
PGIM QMA Long-Short Equity Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12 | PGIM Short Duration Muni High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 12
PGIM Short Duration Muni High Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12 | PGIM US Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 12
PGIM US Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14 | PGIM Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios, Inc. 14
PGIM Floating Rate Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14 | PGIM GOVERNMENT INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios, Inc. 14
PGIM Government Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15 | PGIM HIGH YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios, Inc. 15
PGIM High Yield Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15 | PGIM Short Duration High Yield Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios, Inc. 15
PGIM Short Duration High Yield Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 16 | PGIM INCOME BUILDER FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 16
PGIM Income Builder Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17 | PGIM Short Duration Multi-Sector Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios, Inc. 17
PGIM Short Duration Multi-Sector Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17 | PGIM TOTAL RETURN BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios, Inc. 17
PGIM Total Return Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 18 | PGIM JENNISON 20/20 FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 18
PGIM Jennison 20/20 Focus Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 18 | PGIM Jennison MLP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 18
PGIM Jennison MLP Fund

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC. | PGIM Global Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Global Total Return Fund, Inc.
PGIM Global Total Return Fund

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC. | PGIM Global Total Return (USD Hedged) Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Global Total Return Fund, Inc.
PGIM Global Total Return (USD Hedged) Fund

PRUDENTIAL Government Money Market Fund, INC. | PGIM Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Government Money Market Fund, Inc.
PGIM Government Money Market Fund

PRUDENTIAL JENNISON BLEND FUND, INC. | PGIM Jennison Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Jennison Blend Fund, Inc.
PGIM Jennison Blend Fund

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC. | PGIM JENNISON MID-CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Jennison Mid-Cap Growth Fund, Inc.
PGIM Jennison Mid-Cap Growth Fund

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC. | PGIM Jennison Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund

PRUDENTIAL JENNISON SMALL CO FUND, INC. | PGIM JENNISON SMALL COMPANY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Jennison Small Company Fund, Inc.
PGIM Jennison Small Company Fund

PRUDENTIAL NATIONAL MUNI FUND, INC. | PGIM NATIONAL MUNI FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential National Muni Fund, Inc.
PGIM National Muni Fund

PRUDENTIAL SECTOR FUNDS, INC. | PGIM Jennison Financial Services Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Sector Funds, Inc.
PGIM Jennison Financial Services Fund

PRUDENTIAL SECTOR FUNDS, INC. | PGIM Jennison Health Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Sector Funds, Inc.
PGIM Jennison Health Sciences Fund

PRUDENTIAL SECTOR FUNDS, INC. | PGIM Jennison Utility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Sector Funds, Inc.
PGIM Jennison Utility Fund

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC. | PGIM SHORT-TERM CORPORATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential Short-Term Corporate Bond Fund,
Inc.
PGIM Short-Term Corporate Bond Fund

PRUDENTIAL WORLD FUND, INC. | PGIM Emerging Markets Debt Hard Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential World Fund, Inc.
PGIM Emerging Markets Debt Hard Currency
Fund

PRUDENTIAL WORLD FUND, INC. | PGIM Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential World Fund, Inc.
PGIM Emerging Markets Debt Local Currency
Fund

PRUDENTIAL WORLD FUND, INC. | PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential World Fund, Inc.
PGIM Jennison Emerging Markets Equity
Opportunities Fund

PRUDENTIAL WORLD FUND, INC. | PGIM Jennison Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential World Fund, Inc.
PGIM Jennison Global Infrastructure Fund

PRUDENTIAL WORLD FUND, INC. | PGIM Jennison Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential World Fund, Inc.
PGIM Jennison Global Opportunities Fund

PRUDENTIAL WORLD FUND, INC. | PGIM Jennison International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential World Fund, Inc.
PGIM Jennison International Opportunities Fund

PRUDENTIAL WORLD FUND, INC. | PGIM QMA INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

Prudential World Fund, Inc.
PGIM QMA International Equity Fund

TARGET PORTFOLIO TRUST | PGIM CORE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

The Target Portfolio Trust
PGIM Core Bond Fund

TARGET PORTFOLIO TRUST | PGIM CORPORATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

The Target Portfolio Trust
PGIM Corporate Bond Fund

TARGET PORTFOLIO TRUST | PGIM QMA SMALL-CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 18, 2019

to the Currently Effective Summary Prospectus and

Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective July 1, 2019, each Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.         In each Fund's Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

           You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM INVESTMENTS FUNDS

The Target Portfolio Trust
PGIM QMA Small-Cap Value Fund